Financial assets at fair value through profit or loss - Summary of financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Trading assets	€ 73,207	€ 60,229
Non-trading derivatives	1,964	2,028
Designated at fair value through profit or loss	5,044	5,775
Mandatorily measured at fair value through profit or loss	69,364	54,983
Financial assets at fair value through profit or loss	€ 149,579	€ 123,015